Accrued Liabilities - Schedule of Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Accrued Liabilities [Abstract]
Interest on long-term debt	$ 1,887,414	$ 2,790,621
Administrative expenses	209,553	205,184
Vessel operating and voyage expenses	1,676,532	3,006,274
Total	$ 3,773,499	$ 6,002,079